Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended							3 Months Ended			10 Months Ended	12 Months Ended
	Jul. 09, 2019	Jul. 09, 2019	May 08, 2018	Nov. 16, 2020	Oct. 31, 2020	Sep. 24, 2020	Sep. 22, 2020	May 22, 2020	Apr. 30, 2020	May 25, 2019	Feb. 29, 2020	Aug. 31, 2018	May 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 23, 2019
Notes Payable, Related Party																$ 499,788	$ 499,788	$ 14,000
Gain on Debt Cancellation															$ 168,048
Conversion Price						$ 0.06
Beneficial conversion feature															27,954
Principal amount						$ 78,000	$ 78,000
Interest rate						10.00%	8.00%							10.00%
Accrued interest payable																95,967	33,301	$ 0
Common stock, shares sold				3,000,000
Proceeds from sale of common stock				$ 177,000
Sale of stock price per share				$ 0.001
Ethos Technology LLC [Member]
Shares issued for business acquisition				6,000,000
Former Chief Financial Officer [Member]
Conversion Price									$ 0.02
Notes Receivable									$ 30,000
Carrying value																	15,061
Debt discount																	14,939
Accrued interest payable																1,759	1,011
Chief Financial Officer [Member]
Beneficial conversion feature									$ 30,000
Interest rate									10.00%
Interest expense									$ 30,000
Interest rate									10.00%
Carrying value																22,670	15,884
Debt discount																31,098	37,884
Accrued interest payable																4,479	$ 3,138
Chief Financial Officer [Member] | Principal
Conversion of Stock, Shares Converted					1,500,000
Two Convertible Promissory Notes
Principal amount											$ 133,101
Interest expense											$ 133,101
Interest rate											10.00%
Split Tee
Notes Receivable	$ 20,000	$ 20,000														$ 0			$ 20,000
Interest rate	10.00%	10.00%
Consulting fee	$ 5,000	$ 5,000
Interest rate	10.00%
Legal Custodian
Notes Payable, Related Party												$ 10,000		$ 10,000	10,000
Legal Custodian One
Notes Payable, Related Party												$ 35,554		$ 35,554	$ 35,554
Interest rate													10.00%
Conversion Price												$ 0.0001		$ 0.0001	$ 0.0001
Conversion of Stock, Amount Converted			$ 13,000
Legal Custodian Two
Notes Payable, Related Party												$ 600		$ 600	$ 600
Interest rate												10.00%
Advances												$ 600
Accrued interest payable												$ 0		$ 0	$ 0
Dan Nguyen
Note Payable										$ 16,667
Interest Rate										5.00%
Interest rate										5.00%
Edward Manolos
Note Payable										$ 16,667
Interest Rate										5.00%
Interest rate										5.00%
Common stock, shares sold				1,500,000
Edward Manolos | Ethos Technology LLC [Member]
Shares issued for business acquisition				1,500,000
Additional shares issued to related parties				1,500,000
Tabatabaei | Two Convertible Promissory Notes
Conversion of Stock, Amount Converted								$ 81,941
Conversion of Stock, Shares Converted								694,902
Tabatabaei | Two Convertible Promissory Notes | Principal
Conversion of Stock, Amount Converted								$ 79,333
Tabatabaei | Two Convertible Promissory Notes | Interest
Conversion of Stock, Amount Converted								$ 2,608
Thang Nguyen [Member]
Common stock, shares sold				1,500,000
Thang Nguyen [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition				1,500,000
Additional shares issued to related parties				1,500,000